LOANS HELD FOR INVESTMENT, NET (Details 2) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 1,894,196	$ 1,707,282		$ 1,707,282
Ending balance	2,052,365		$ 1,707,282	1,894,196	$ 1,707,282
Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	63,527	177,820		177,820
Ending balance			177,820	63,527	177,820
Loan Receivable
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,894,196	1,707,282	1,644,550	1,707,282	1,733,097	$ 1,824,388	$ 2,436,785
Provision for (credit to) loan losses	52,000	100,000	50,000	694,000	50,000		(121,000)
Total charge-offs	(10,756)	(160)	(15,124)	(693,512)	(133,524)	$ (210,691)	(681,226)
Total recoveries	116,925	183,546	27,856	186,426	57,709	30,853	189,829
Net (charge-offs) recoveries	106,169	183,386	12,732	(507,086)	(75,815)	(179,838)	(491,397)
Ending balance	2,052,365	1,990,668	$ 1,707,282	1,894,196	$ 1,707,282	1,644,550	1,824,388
Loan Receivable | Commercial real estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 1,136,458	$ 1,125,491		$ 1,125,491
Total charge-offs						(76,000)	(382,592)
Total recoveries	$ 116,125	$ 183,546		$ 183,546	$ 29,700	29,700	66,265
Ending balance	1,241,068		$ 1,125,491	1,136,458	1,125,491
Loan Receivable | One- to four-family residential real estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	656,089	$ 387,801		387,801
Total charge-offs	(10,756)		(14,252)	(339,352)	(100,962)	$ (86,710)	(111,237)
Total recoveries	800		26,153	2,800	26,153		$ 45,820
Ending balance	567,465		$ 387,801	656,089	$ 387,801
Loan Receivable | Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 63,527	$ 177,820		177,820
Total charge-offs				$ (354,000)
Total recoveries
Ending balance	$ 197,713		$ 177,820	$ 63,527	$ 177,820
Loan Receivable | Consumer and other
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 38,122	$ 16,170		16,170
Total charge-offs		$ (160)	(872)	(160)	(32,562)	$ (47,981)	$ (187,397)
Total recoveries			1,703	80	1,856	$ 1,153	$ 77,744
Ending balance	$ 46,119		$ 16,170	$ 38,122	$ 16,170